HELD FOR SALE - Narratives (Details) $ in Millions	3 Months Ended
	Jun. 30, 2026 USD ($) property	Mar. 31, 2026 USD ($) property	Dec. 31, 2025 property
Disclosure of financial assets [line items]
Proceeds from sale of investment property | $		$ 442
Office | United States
Disclosure of financial assets [line items]
Number of assets held for sale	3		5
Number of investment property sold	5	1
Retail | United States
Disclosure of financial assets [line items]
Number of assets held for sale	4		3
Retail | Canada
Disclosure of financial assets [line items]
Number of assets held for sale			1
Number of investment property sold		1
Hotel | United States
Disclosure of financial assets [line items]
Number of assets held for sale	2		3
Number of investment property sold	5	3
Manufactured housing | United States
Disclosure of financial assets [line items]
Number of assets held for sale	1
Number of investment property sold		17
Multifamily | United States
Disclosure of financial assets [line items]
Number of assets held for sale	1
Number of investment property sold	1
Proceeds from sale of investment property | $	$ 58
Malls | United States
Disclosure of financial assets [line items]
Number of investment property sold	2